OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 28, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other noncurrent liabilities

	December 28, 2025	December 29, 2024

Provisions(a)	$12,848	$10,541
Derivative liability (note 16(a))	—	8,602
Deferred compensation(b)	10,740	—
Workers compensation(c)	4,148	—
Other	1,696	—
	$29,432	$19,143

Disclosure of other provisions
The following table presents the provisions for decommissioning and site restoration costs of the Company:

	2025	2024

Balance, beginning of fiscal year	$10,541	$11,080
Changes in estimates made during the fiscal year	1,173	(970)
Accretion of interest	491	431
Additions through business acquisitions	643	—
Balance, end of fiscal year	$12,848	$10,541